Note 23 - Finance Income and Expense	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
NOTE 23.	FINANCE INCOME AND EXPENSE

[US$ thousands]	Year ended December 31,
Finance income	2017	2018	2019
Interest income	54	1,386	2,045
Other finance income	1,000	251	8
Net fair value gain related to listed equity instruments (1)	-	-	8,477
Total	1,054	1,637	10,530

[US$ thousands]	Year ended December 31,
Finance expense	2017	2018	2019
Interest expense	238	184	1,242
Other financial cost	-	27	263
Net fair value loss related to listed equity instruments (1)	-	1,485	-
Total	238	1,695	1,505

(
1
)
The increase in fair value of listed equity instruments is the net gain from our investments of listed equity instruments in
2019.
In
2018,
the investments in listed equity instruments resulted in a net loss, classified as a finance expense. See Note
16
 for more information.

[US$ thousands]	Year ended December 31,
Foreign exchange gain (loss)	2017	2018	2019
Unrealized foreign exchange gain (loss)	(1,172)	(1,091)	194
Realized foreign exchange gain (loss)	(709)	736	(463)
Total	(1,881)	(354)	(269)